Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 480,069	$ 462,271
Deferred					(226,991)	(187,441)
State
Change in valuation allowance					203,712	224,381
Income tax provision	$ 19,499	$ 25,499	$ 63,979	$ 430,502	$ 456,790	$ 499,211